Agreements and Related Party Transactions - Narrative (Details)						3 Months Ended	12 Months Ended
	May 03, 2024	May 01, 2024 USD ($)	Jun. 30, 2023 $ / shares shares	Jun. 14, 2023 USD ($)	Apr. 27, 2023 $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) item	Apr. 01, 2024 item
Related Party Transaction [Line Items]
Base management fee						$ 2,049,000	$ 14,154,000
Amount of transaction							35,000
Expenses paid						1,257,000	667,000
Common Class S
Related Party Transaction [Line Items]
Distribution and shareholder servicing fees							178,000
Related Party | Revolving Credit Facility
Related Party Transaction [Line Items]
Maximum borrowing capacity							300,000,000
Affiliated Entity | Common Class F | Private Stock Offering
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares			26,010,927.600		2,000
Price per share sold (in dollars per share) | $ / shares			$ 25.00		$ 25.00
Net Proceeds				$ 650,300,000
Affiliated Entity | Common Class I | Feeder Vehicle
Related Party Transaction [Line Items]
Net Proceeds		$ 9,900,000
Investment Administrator
Related Party Transaction [Line Items]
Due to affiliate						3,639,000	3,847,000
Investment Advisory Agreement
Related Party Transaction [Line Items]
Incentive fee payable						0	$ 0
Written notice for termination	60 days
Investment Advisory Agreement | Related Party
Related Party Transaction [Line Items]
Management and service fees, base rate							1.25%
Base management fee						2,049,000	$ 14,154,000
Investment Advisory Agreement - Incentive Rate, Quarterly Hurdle Rate | Related Party
Related Party Transaction [Line Items]
Management and service fees, incentive rate							1.25%
Investment Advisory Agreement - Incentive Rate, Annualized Hurdle Rate | Related Party
Related Party Transaction [Line Items]
Management and service fees, incentive rate							5.00%
Investment Advisory Agreement - Incentive Rate, Pre-Incentive Fee Net Investment Income Below Catch-Up | Related Party
Related Party Transaction [Line Items]
Management and service fees, incentive rate							100.00%
Investment Advisory Agreement - Incentive Rate, Quarterly Catch-Up Threshold | Related Party
Related Party Transaction [Line Items]
Management and service fees, incentive rate							1.43%
Investment Advisory Agreement - Incentive Rate, Annualized Catch-Up Threshold | Related Party
Related Party Transaction [Line Items]
Management and service fees, incentive rate							5.72%
Investment Advisory Agreement - Incentive Rate, Pre-Incentive Fee Net Investment Income Exceeds Catch-Up Threshold | Related Party
Related Party Transaction [Line Items]
Management and service fees, incentive rate							12.50%
Investment Advisory Agreement - Incentive Rate, Post Hurdle Rate and Catch-Up | Related Party
Related Party Transaction [Line Items]
Management and service fees, incentive rate							12.50%
Investment Advisory Agreement - Income Incentive Fee | Related Party
Related Party Transaction [Line Items]
Income incentive fee waived						340,000
Incentive fee expense, income based						2,034,000	$ 16,592,000
Investment company management fee expense after reduction of fee waiver						2,374,000
Investment Advisory Agreement - Incentive Rate, Realized Capital Gains | Related Party
Related Party Transaction [Line Items]
Management and service fees, incentive rate							12.50%
Investment Advisory Agreement, Capital Gain Incentive Fee Base | Related Party
Related Party Transaction [Line Items]
Incentive fee						0	$ 757,000
Administration Agreement | Related Party
Related Party Transaction [Line Items]
Accounts payable and other accrued liabilities						212,000	$ 762,000
Managing Dealer Agreement
Related Party Transaction [Line Items]
Written notice for termination	60 days
Extension term	1 year
Managing Dealer Agreement | Class S Shares
Related Party Transaction [Line Items]
Shareholder servicing and distribution fees, percentage							0.85
Managing Dealer Agreement | Class D Shares
Related Party Transaction [Line Items]
Shareholder servicing and distribution fees, percentage							0.25
Fixed Managing Dealer Fee
Related Party Transaction [Line Items]
Amount of transaction							$ 250,000
Payable term							15 months
Number of installments							5
Variable dealer fee percent							0.0002
Incurred Fee
Related Party Transaction [Line Items]
Amount of transaction							$ 150,000
Distribution and Servicing Plan
Related Party Transaction [Line Items]
Extension term	1 year
Distribution and Servicing Plan | Related Party
Related Party Transaction [Line Items]
Shareholder servicing fees						0	$ 178,000
Expense Support and Conditional Reimbursement Agreement
Related Party Transaction [Line Items]
Expense payment period							45 days
Excess operating funds payment period							3 years
Expense Support and Conditional Reimbursement Agreement | Investment Administrator
Related Party Transaction [Line Items]
Expenses paid							$ 1,039,000
Escrow Agreement
Related Party Transaction [Line Items]
Minimum number of investors | item							100	100
Reimbursement Payments to Investment Adviser | Investment Administrator
Related Party Transaction [Line Items]
Amount of transaction						3,410,000	$ 5,948,000
Expenses paid						$ 1,257,000